Segment Reporting (Narrative) (Details) (U.S. RadioShack Company-Operated Stores [Member])	Jun. 30, 2013 store
U.S. RadioShack Company-Operated Stores [Member]
Segment Reporting Information [Line Items]
Number of retail stores	4,311